Statements of Stockholders' Equity (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid-In Capital	Accumulated Deficit	Total
Stockholders' Equity at Dec. 31, 2009	$ 16,127,675	$ 2,330,476	$ 3,366,794	$ (4,826,705)	$ 870,565
Common stock issued in payment of debt	94,654	18,698			18,698
Common stock forfeited	(600,000)
Common stock cancelled as collateral for note payable	(100,000)
Common stock issued for services	137,500	25,625			25,625
Compensation expense recognized on options and warrants			637,813		637,813
Common stock issued for cash
Exercise of warrants and options for cash
Exercise of warrants for services
Net Income (loss)				(1,155,442)	(1,155,442)
Stockholders' Equity at Dec. 31, 2010	15,659,829	2,374,799	4,004,607	(5,982,147)	397,259
Common stock issued for services
Compensation expense recognized on options and warrants			208,706		208,706
Common stock issued for cash	300,000	150,000			150,000
Exercise of warrants and options for cash	800,000	134,500			134,500
Exercise of warrants for services	377,983
Net Income (loss)				(441,555)	(441,555)
Stockholders' Equity at Dec. 31, 2011	$ 17,137,812	$ 2,659,299	$ 4,213,313	$ (6,423,702)	$ 448,910